Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 4, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re: Westcore Trust

File Nos. 2-75677 and 811-03373

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust effective April 30, 2007, do not differ from those filed in the Post-Effective Amendment No. 61 on April 30, 2007, which was filed electronically.

Sincerely,

/s/ Tane T. Tyler

Tané T. Tyler

Secretary